Lease (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Lease
Operating lease expenses	$ 39,975	$ 41,637	$ 85,018	$ 88,861
Operating lease liabilities			$ 15,326	$ 164,316
Operating lease, weighted average remaining lease term	1 year 5 months 1 day		1 year 5 months 1 day
Operating lease, weighted average discount percentage	4.84%		4.84%